RELATED PARTY TRANSACTIONS (Tables) - Open World Ltd. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of related parties transactions

Description	March 31, 2026	March 31, 2025
Consulting and management fees	$570,407	$813,329
Expenses incurred in relation to consulting fees	878,614	747,596

Description	December 31, 2025	December 31, 2024
Consulting and management fees	3,068,943	1,553,588
Expenses incurred in relation to consulting fees	3,556,406	2,182,150
Outstanding payables at year-end	337,403	968,085
Loans receivable at year-end	814,369	-

Schedule of related parties balance

Balances as at	March 31, 2026	December 31, 2025
Outstanding payables, net	$398,374	$337,403
Loans receivable	67,878	814,369
Notes receivable	50,283	-
Notes payable	757,705	-